Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 26, 2019	Dec. 19, 2019
Capital commitments
Less than One Year	¥ 3,807,656
1-3 Years	473,764
Total	4,281,420
Purchase obligations
Less than One Year	10,238,626
Total	¥ 10,238,626
Disposal by sale | Chongqing Zhizao [Member]
Purchase obligations
Equity interest disposed		100.00%	100.00%